Expense Example {- Strategic Advisers® Fidelity® Emerging Markets Fund} - 05.31 Strategic Advisers Fidelity Emerging Markets Fund PRO-05 - Strategic Advisers® Fidelity® Emerging Markets Fund - Strategic Advisers Fidelity Emerging Markets Fund-Default
Jul. 30, 2022 USD ($)
Expense Example:
1 year	$ 42
3 years	150
5 years	308
10 years	$ 765